Finance debts - Ordinary bonds (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Borrowings	€ 27,794	€ 26,686
Ordinary Bonds
Borrowings
Nominal value	18,850
Discount on bond issue and accrued expenses	112
Borrowings	18,962	€ 19,420
Euro Medium Term Notes
Borrowings
Nominal value	16,400
Euro Medium Term Notes, Ordinary Bonds
Borrowings
Nominal value	15,440
Discount on bond issue and accrued expenses	102
Borrowings	15,542
Other Bonds
Borrowings
Nominal value	3,410
Discount on bond issue and accrued expenses	10
Borrowings	3,420
ENI SpA | Euro Medium Term Notes
Borrowings
Nominal value	14,100
ENI SpA | Euro Medium Term Notes One
Borrowings
Nominal value	1,000
Discount on bond issue and accrued expenses	29
Borrowings	€ 1,029
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes One | Maximum
Borrowings
Borrowings, maturity	2029
Borrowings, interest rate	3.625%
ENI SpA | Euro Medium Term Notes Two
Borrowings
Nominal value	€ 1,200
Discount on bond issue and accrued expenses	15
Borrowings	€ 1,215
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Two | Maximum
Borrowings
Borrowings, maturity	2025
Borrowings, interest rate	3.75%
ENI SpA | Euro Medium Term Notes Three
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	13
Borrowings	€ 1,013
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Three | Maximum
Borrowings
Borrowings, maturity	2023
Borrowings, interest rate	3.25%
ENI SpA | Euro Medium Term Notes Four
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	10
Borrowings	€ 1,010
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Four | Maximum
Borrowings
Borrowings, maturity	2026
Borrowings, interest rate	1.50%
ENI SpA | Euro Medium Term Notes Five
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	10
Borrowings	€ 1,010
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Five | Maximum
Borrowings
Borrowings, maturity	2031
Borrowings, interest rate	2.00%
ENI SpA | Euro Medium Term Notes Six
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	3
Borrowings	€ 1,003
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Six | Maximum
Borrowings
Borrowings, maturity	2030
Borrowings, interest rate	0.625%
ENI SpA | Euro Medium Term Notes Seven
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	1
Borrowings	€ 1,001
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Seven | Maximum
Borrowings
Borrowings, maturity	2026
Borrowings, interest rate	1.25%
ENI SpA | Euro Medium Term Notes Eight
Borrowings
Nominal value	€ 900
Discount on bond issue and accrued expenses	(1)
Borrowings	€ 899
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Eight | Maximum
Borrowings
Borrowings, maturity	2024
Borrowings, interest rate	0.625%
ENI SpA | Euro Medium Term Notes Nine
Borrowings
Nominal value	€ 800
Discount on bond issue and accrued expenses	1
Borrowings	€ 801
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Nine | Maximum
Borrowings
Borrowings, maturity	2028
Borrowings, interest rate	1.625%
ENI SpA | Euro Medium Term Notes Ten
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	11
Borrowings	€ 761
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Ten | Maximum
Borrowings
Borrowings, maturity	2024
Borrowings, interest rate	1.75%
ENI SpA | Euro Medium Term Notes Eleven
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	7
Borrowings	€ 757
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Eleven | Maximum
Borrowings
Borrowings, maturity	2027
Borrowings, interest rate	1.50%
ENI SpA | Euro Medium Term Notes Twelve
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	(4)
Borrowings	€ 746
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Twelve | Maximum
Borrowings
Borrowings, maturity	2034
Borrowings, interest rate	1.00%
ENI SpA | Euro Medium Term Notes Thirteen
Borrowings
Nominal value	€ 700
Discount on bond issue and accrued expenses	3
Borrowings	€ 703
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Thirteen | Maximum
Borrowings
Borrowings, maturity	2022
Borrowings, interest rate	0.75%
ENI SpA | Euro Medium Term Notes Fourteen
Borrowings
Nominal value	€ 650
Discount on bond issue and accrued expenses	4
Borrowings	€ 654
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Fourteen | Maximum
Borrowings
Borrowings, maturity	2025
Borrowings, interest rate	1.00%
ENI SpA | Euro Medium Term Notes Fifteen
Borrowings
Nominal value	€ 600
Discount on bond issue and accrued expenses	(3)
Borrowings	€ 597
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Fifteen | Maximum
Borrowings
Borrowings, maturity	2028
Borrowings, interest rate	1.125%
ENI SpA | Other bonds One
Borrowings
Nominal value	€ 883
Discount on bond issue and accrued expenses	7
Borrowings	€ 890
Borrowings, original currency	USD
ENI SpA | Other bonds One | Maximum
Borrowings
Borrowings, maturity	2023
Borrowings, interest rate	4.00%
ENI SpA | Other bonds Two
Borrowings
Nominal value	€ 883
Discount on bond issue and accrued expenses	4
Borrowings	€ 887
Borrowings, original currency	USD
ENI SpA | Other bonds Two | Maximum
Borrowings
Borrowings, maturity	2028
Borrowings, interest rate	4.75%
ENI SpA | Other bonds Three
Borrowings
Nominal value	€ 883
Borrowings	€ 883
Borrowings, original currency	USD
ENI SpA | Other bonds Three | Maximum
Borrowings
Borrowings, maturity	2029
Borrowings, interest rate	4.25%
ENI SpA | Other bonds Four
Borrowings
Nominal value	€ 309
Discount on bond issue and accrued expenses	1
Borrowings	€ 310
Borrowings, original currency	USD
ENI SpA | Other bonds Four | Maximum
Borrowings
Borrowings, maturity	2040
Borrowings, interest rate	5.70%
Eni Finance International SA | Euro Medium Term Notes Sixteen
Borrowings
Nominal value	€ 1,545
Discount on bond issue and accrued expenses	(4)
Borrowings	€ 1,541
Borrowings, original currency	USD
Eni Finance International SA | Euro Medium Term Notes Sixteen | Minimum
Borrowings
Borrowings, maturity	2026
Eni Finance International SA | Euro Medium Term Notes Sixteen | Maximum
Borrowings
Borrowings, maturity	2027
Eni Finance International SA | Euro Medium Term Notes Seventeen
Borrowings
Nominal value	€ 795
Discount on bond issue and accrued expenses	7
Borrowings	€ 802
Borrowings, original currency	EUR
Eni Finance International SA | Euro Medium Term Notes Seventeen | Minimum
Borrowings
Borrowings, maturity	2025
Borrowings, interest rate	1.275%
Eni Finance International SA | Euro Medium Term Notes Seventeen | Maximum
Borrowings
Borrowings, maturity	2043
Borrowings, interest rate	5.441%
Eni USA Inc | Other bonds Five
Borrowings
Nominal value	€ 353
Borrowings	€ 353
Borrowings, original currency	USD
Eni USA Inc | Other bonds Five | Maximum
Borrowings
Borrowings, maturity	2027
Borrowings, interest rate	7.30%
CEF3 Wind Energy SpA | Other bonds Six
Borrowings
Nominal value	€ 99
Discount on bond issue and accrued expenses	(2)
Borrowings	€ 97
Borrowings, original currency	EUR
CEF3 Wind Energy SpA | Other bonds Six | Maximum
Borrowings
Borrowings, maturity	2025
Borrowings, interest rate	2.01%